Income Taxes (Details Textual) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes (Textual) [Abstract]
Valuation reserves for other deferred tax assets	$ 8,017	$ 17,756	$ 15,735
Domestic net operating loss carryforward	9,510
Foreign net operating losses carryforward	45,854
Net operating loss carryforward expiration Dates	Through 2030
Effect of the repatriation provisions of the American Jobs Creation Act of 2004 and the provisions of the Income Taxes Topic of the ASC	(491)	1,885	1,899
Retained earnings invested by foreign subsidiaries for which provision was not made	17,964
After-tax charge related to federal and state income taxes	74,982
Per diluted share after-tax charge related to federal and state income taxes	$ 0.70
Settlement Expenses paid to IRS	60,000
Expected Final payment on Settlement Expenses with Tax Authorities	73,105
Refund of other issue amount	8,879
Reduction in Equity related to IRS Settlement	51,209
Unrecognized tax benefits adjusted	25,569	27,428	32,543
Amount of unrecognized tax benefits where significant change is reasonably possible	7,837
Income tax interest and penalties	1,163	1,544	3,157
Accrued income tax interest and penalties	$ 8,095	$ 10,197	$ 11,783